Share Based Payments - Schedule of Independent Valuation of Performance Rights Granted (Details) (20-F)		12 Months Ended
	Nov. 29, 2018 shares	Jun. 30, 2019 AUD ($) shares $ / shares	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 AUD ($)
Statement Line Items [Line Items]
Expenses arising from share-based payments		$ 335,102	$ 129,635	$ 120,287
Dr. Paul Kaisian [Member] | Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of Performance Rights issued | shares	7,500,000	7,500,000
Valuation per options (cents) | $ / shares		$ 0.77
Total fair value of performance rights		$ 57,750
Expenses arising from share-based payments		$ 11,229
Dr. Paul Kaisian [Member] | Class B Performance Rights [Member]
Statement Line Items [Line Items]
Number of Performance Rights issued | shares	25,000,000	25,000,000
Valuation per options (cents) | $ / shares		$ 0.77
Total fair value of performance rights		$ 192,500
Expenses arising from share-based payments		$ 37,431
Dr. Paul Kaisian [Member] | Class C Performance Rights [Member]
Statement Line Items [Line Items]
Number of Performance Rights issued | shares	25,000,000	25,000,000
Valuation per options (cents) | $ / shares		$ 0.57
Total fair value of performance rights		$ 142,500
Expenses arising from share-based payments		$ 27,708
Dr. Lindsay Wakefield [Member] | Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of Performance Rights issued | shares	3,750,000	3,750,000
Valuation per options (cents) | $ / shares		$ 0.77
Total fair value of performance rights		$ 28,875
Expenses arising from share-based payments		$ 5,614
Dr Jerzy Muchnicki [Member] | Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of Performance Rights issued | shares	6,250,000	6,250,000
Valuation per options (cents) | $ / shares		$ 0.77
Total fair value of performance rights		$ 48,125
Expenses arising from share-based payments		$ 9,358
Mr Peter Rubinstein [Member] | Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of Performance Rights issued | shares	5,000,000	5,000,000
Valuation per options (cents) | $ / shares		$ 0.77
Total fair value of performance rights		$ 38,500
Expenses arising from share-based payments		$ 7,486
Mr Sam Lee [Member] | Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of Performance Rights issued | shares		3,750,000
Valuation per options (cents) | $ / shares		$ 0.77
Total fair value of performance rights		$ 28,875
Expenses arising from share-based payments		$ 5,614